Florida Canyon Acquisition - Schedule of Fair Values of the Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 08, 2024	Dec. 31, 2024	Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Tax liabilities		$ (6,482)	$ (3,813)
Florida Canyon Gold Inc.
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 21,655
Prepaids and other assets	4,592
Inventories	62,430
Restricted cash	14,905
Mineral properties, plant and equipment	40,584
Deferred tax assets	1,017
Other assets	3,155
Accounts payable and accrued liabilities	(17,453)
Tax liabilities	(4,912)
Lease obligations	(9,196)
Reclamation provision	(29,817)
Other liabilities	(110)
Fair value of net assets acquired	86,850
Consideration paid	72,669
Gain recognised in bargain purchase transaction	$ 14,181	$ 14,200